N-6	Nov. 15, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Nov. 15, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Putnam Investments Limited are hereby deleted and replaced with Franklin Templeton Investment Management Limited as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.65%	26.42%	16.38%	12.87%

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.	0.65%	26.42%	16.38%	12.87%

Putnam VT Sustainable Leaders Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	26.42%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	12.87%